Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holdngs
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Forester Funds Inc
Entity Central Index Key	0001088323
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Class I
Shareholder Report [Line Items]
Fund Name	FORESTER VALUE FUND
Class Name	CLASS I
Trading Symbol	FVILX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Forester Value Fund – Class I - FVILX (the “Fund”) for the period April 1, 2025 to September 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://forestervalue.com/index.html. You can also request this information by contacting us at 1-800-388-0365.
Additional Information Phone Number	1-800-388-0365
Additional Information Email	https://forestervalue.com/index.html.
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Forester Value Fund – Class I	$52	0.99%

*Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Net Assets	$ 4,571,305
Holdings Count | Holdngs	43
Advisory Fees Paid, Amount	$ 19,847
Investment Company, Portfolio Turnover	12.75%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$4,571,305	43	12.75%	$19,847

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% OF Net ASsets)

1.	U.S. Government Treasury Bill, 0.00%, 12/26/2025	17.34%
2.	U.S. Government Treasury Bill, 0.00%, 10/09/2025	10.93%
3.	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Class	9.86%
4.	Cardinal Health, Inc.	2.82%
5.	Alamos Gold, Inc. Class A	2.80%
6.	Agnico Eagle Mines, Ltd. (Canada)	2.69%
7.	The Kroger Co.	2.51%
8.	Ebay, Inc.	2.45%
9.	Dominion Energy, Inc.	2.37%
10.	Altria Group, Inc.	2.36%
	Total % of Net Assets	56.13%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the six months ended September 30, 2025.
Updated Prospectus Phone Number	1-800-388-0365.
Updated Prospectus Email Address	https://forestervalue.com/index.htm
Class N
Shareholder Report [Line Items]
Fund Name	FORESTER VALUE FUND
Class Name	CLASS N
Trading Symbol	FVALX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Forester Value Fund – Class N - FVALX (the “Fund”) for the period April 1, 2025 to September 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://forestervalue.com/index.html. You can also request this information by contacting us at 1-800-388-0365.
Additional Information Phone Number	1-800-388-0365.
Additional Information Email	https://forestervalue.com/index.html.
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Forester Value Fund – Class N	$66	1.25%

*Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%
Net Assets	$ 4,571,305
Holdings Count | Holdngs	43
Advisory Fees Paid, Amount	$ 19,847
Investment Company, Portfolio Turnover	12.75%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$4,571,305	43	12.75%	$19,847

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% OF Net ASsets)

1.	U.S. Government Treasury Bill, 0.00%, 12/26/2025	17.34%
2.	U.S. Government Treasury Bill, 0.00%, 10/09/2025	10.93%
3.	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Class	9.86%
4.	Cardinal Health, Inc.	2.82%
5.	Alamos Gold, Inc. Class A	2.80%
6.	Agnico Eagle Mines, Ltd. (Canada)	2.69%
7.	The Kroger Co.	2.51%
8.	Ebay, Inc.	2.45%
9.	Dominion Energy, Inc.	2.37%
10.	Altria Group, Inc.	2.36%
	Total % of Net Assets	56.13%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the six months ended September 30, 2025.
Updated Prospectus Phone Number	1-800-388-0365.
Updated Prospectus Email Address	https://forestervalue.com/index.html
Class R
Shareholder Report [Line Items]
Fund Name	FORESTER VALUE FUND
Class Name	CLASS R
Trading Symbol	FVRLX
Annual or Semi-Annual Statement [Text Block]

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Forester Value Fund – Class R - FVRLX (the “Fund”) for the period April 1, 2025 to September 30, 2025.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://forestervalue.com/index.html. You can also request this information by contacting us at 1-800-388-0365.
Additional Information Phone Number	1-800-388-0365
Additional Information Email	https://forestervalue.com/index.html.
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Forester Value Fund – Class R	$79	1.50%

*Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.50%
Net Assets	$ 4,571,305
Holdings Count | Holdngs	43
Advisory Fees Paid, Amount	$ 19,847
Investment Company, Portfolio Turnover	12.75%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$4,571,305	43	12.75%	$19,847

Holdings [Text Block]
Largest Holdings [Text Block]

top ten holdings (% OF Net ASsets)

1.	U.S. Government Treasury Bill, 0.00%, 12/26/2025	17.34%
2.	U.S. Government Treasury Bill, 0.00%, 10/09/2025	10.93%
3.	Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Class	9.86%
4.	Cardinal Health, Inc.	2.82%
5.	Alamos Gold, Inc. Class A	2.80%
6.	Agnico Eagle Mines, Ltd. (Canada)	2.69%
7.	The Kroger Co.	2.51%
8.	Ebay, Inc.	2.45%
9.	Dominion Energy, Inc.	2.37%
10.	Altria Group, Inc.	2.36%
	Total % of Net Assets	56.13%

Material Fund Change [Text Block]	How has the fund changed The Fund has not had any material changes during the six months ended September 30, 2025.
Updated Prospectus Phone Number	1-800-388-0365
Updated Prospectus Email Address	https://forestervalue.com/index.htm